TAXES ON INCOME (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income tax expense as reported in the consolidated statements of comprehensive income	$ 3,858	$ 1,502	$ 2,679
Statutory tax rates	23.00%	23.00%	23.00%
Theoretical tax expense calculated	$ 887	$ 345	$ 616
Losses and other items for which a valuation allowance was provided (released)	0	(3,563)	419
Realization of carryforward tax losses for which valuation allowance was provided	0	(261)	(692)
Tax benefit arising from "Preferred enterprises"	(262)	(93)	(303)
Foreign tax rate differential in subsidiaries	(4)	17	(3)
Non-deductible items and others	43	18	34
Total	(223)	(3,882)	(545)
Income tax (benefit) expense	$ 664	$ (3,537)	$ 71